Intangible Assets, Net - Schedule of Estimated Annual Amortization Expense (Details) - Jun. 30, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Estimated Annual Amortization Expense [Abstract]
2026	¥ 5,818	$ 812
2027	5,394	753
2028	5,073	708
2029	5,059	706
2030	5,065	707
Thereafter	3,777	527
Total	¥ 30,186	$ 4,213